Note 35 - Closure of facilities at JFE's Keihin steel complex	12 Months Ended
Dec. 31, 2020
JFE [member] | NKKTUBES [member]
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Note 35 - Closure of facilities at JFE’s Keihin steel complex

35                    Closure of facilities at JFE’s Keihin steel complex

Tenaris’s seamless pipe manufacturing facility in Asia, operated by NKKTubes, is located in Kawasaki, Japan, in the Keihin steel complex owned by JFE Holdings Inc. (“JFE”). Steel bars and other essential inputs and services for NKKTubes are supplied under a long-term agreement by JFE, which retains a 49% interest in NKKTubes. On March 27, 2020, JFE informed Tenaris of its decision to permanently cease as from JFE’s fiscal year ending March 2024 the operations of certain of its steel manufacturing facilities and other facilities located at the Keihin complex. The closure of JFE’s Keihin facilities may result in the unavailability of steel bars and other essential inputs or services used in NKKTubes’ manufacturing process, thereby affecting its operations. Tenaris and JFE have agreed to engage in discussions to seek mutually acceptable solutions.